Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Tax

7. Tax

Tax on profit

	2017 $m	2016 $m	2015 $m
Income tax
UK corporation tax at 19.25% (2016: 20.00%, 2015: 20.25%):
Current period	10	10	7
Benefit of tax reliefs on which no deferred tax previously recognised	—	(7)	—
Adjustments in respect of prior periods	(2)	(1)	(17)

	8	2	(10)

Foreign tax:
Current period	210	151	196
Benefit of tax reliefs on which no deferred tax previously recognised	(13)	—	(1)
Adjustments in respect of prior periods[a]	2	(97)	(27)
	199	54	168

Total current tax	207	56	158

Deferred tax:
Origination and reversal of temporary differences	(10)	55	60
Changes in tax rates and tax laws[b]	(87)	(2)	(21)
Adjustments to estimated recoverable deferred tax assets[c]	(9)	(25)	(13)
Adjustments in respect of prior periods[a]	(16)	90	4

Total deferred tax	(122)	118	30

Total income tax charge for the year	85	174	188

Further analysed as tax relating to:
Profit before exceptional items[d]	201	186	180
Exceptional items:
Tax on exceptional items (note 5)	2	(12)	8
Exceptional tax (note 5)	(118)	—	—

	85	174	188

[a]	In 2016, included $83m in respect of a change in tax treatment being approved by the US tax authority.

[b]	In 2017, predominantly reflects a change in US tax rates following significant US tax reforms. In 2015, predominantly reflected the judgement that state tax law changes applied to the deferred gain from the 2014 disposal of a controlling interest in InterContinental New York Barclay.

[c]	Represents a re-assessment of the recovery of recognised and off-balance sheet deferred tax assets in line with the Group’s profit forecasts.

[d]	Includes $156m (2016: $162m, 2015: $123m) in respect of US taxes.

All items above relate to continuing operations.

	Total[a]				Before exceptional items[b]
	2017%	2016%	2015%	2017%	2016%	2015%
Reconciliation of tax charge
UK corporation tax at standard rate	19.3	20.0	20.3	19.3	20.0	20.3
Tax credits	(0.5)	(2.4)	(0.2)	(0.5)	(2.2)	(0.4)
Differences in tax gains and accounting gains on asset disposals	—	—	(9.8)	—	—	—
Other permanent differences	0.8	3.8	1.1	0.6	3.6	2.0
Non-recoverable withholding taxes	0.3	0.7	0.1	0.3	0.7	0.3
Net effect of different rates of tax in overseas businesses[c]	14.1	13.7	7.1	14.1	13.9	15.3
Effects of changes in tax rates resulting from significant US tax reform	(13.2)	—	—	—	—	—
Release of provision for taxation on unremitted earnings following significant US tax reform	(7.6)	—	—	—	—	—
Transition tax liability arising from significant US tax reform	4.7	—	—	—	—	—
Effect of other changes in tax rates and tax laws[d]	0.3	0.4	(1.5)	0.3	0.3	0.1
Benefit of tax reliefs on which no deferred tax previously recognised	(1.9)	(1.2)	(0.1)	(1.9)	(1.1)	(0.1)
Effect of adjustments to estimated recoverable deferred tax assets	(1.3)	(4.3)	(0.9)	(1.3)	(4.1)	(1.7)
Adjustment to tax charge in respect of prior periods	(2.5)	(1.3)	(2.8)	(1.1)	(1.1)	(5.4)
Other	—	—	0.1	—	—	—

	12.5	29.4	13.4	29.8	30.0	30.4

[a]	Calculated in relation to total profits including exceptional items.
[b]	Calculated in relation to profits excluding exceptional items.
[c]	Before exceptional items includes 13.8%pt (2016: 12.6%pt, 2015: 13.5%pt) driven by the relatively high US federal tax rate.
[d]	In 2015, total of (1.5)% predominantly reflected the judgement that state tax law changes applied to the deferred gain from the 2014 disposal of a controlling interest in InterContinental New York Barclay.

Tax paid

Total net tax paid during the year of $172m (2016: $130m, 2015: $110m) comprises $147m (2016: $130m, 2015: $109m) paid in respect of operating activities and $25m (2016: $nil, 2015: $1m) paid in respect of investing activities. A reconciliation of tax paid to the total tax charge in the income statement follows:

	2017 $m	2016 $m	2015 $m
Current tax charge in the income statement	207	56	158
Current tax credit in the statement of comprehensive income	—	(12)	(2)
Current tax credit taken directly to equity	(12)	(8)	(8)
Total current tax charge	195	36	148
Movements to tax contingencies within the income statement[a]	3	11	(7)
Timing differences of cash tax paid and foreign exchange differences[b]	(26)	83	(31)
Tax paid per cash flow	172	130	110

Cash tax rate on total profits[c]	25%	22%	8%

[a]	Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year.
[b]	The timing difference in 2016 was predominantly in respect of the US where the payment regulations resulted in a large overpayment in the year.
[c]	Calculated as total cash paid divided by total accounting profit before tax.

The cash tax rate of 8% for 2015 is low owing to the impact of exceptional accounting gains taxable on a deferred basis, without which the rate would have been 20% and thus broadly consistent with the cash tax rates for 2016 and 2017.

Current tax

Within current tax payable is $42m (2016: $39m) in respect of uncertain tax positions and offset against current tax receivable is $nil (2016: $5m) in respect of uncertain tax positions.

The calculation of the Group’s total tax charge involves consideration of applicable tax laws and regulations in many jurisdictions throughout the world. From time to time, the Group is subject to tax audits and uncertainties in these jurisdictions. The issues involved can be complex and disputes may take a number of years to resolve.

Where the interpretation of local tax law is not clear, management relies on judgement and accounting estimates to ensure all uncertain tax positions are adequately provided for in the Group Financial Statements. This may involve consideration of some or all of the following factors:

•	Strength of technical argument, impact of case law and clarity of legislation;

•	Professional advice;

•	Experience of interactions, and precedents set, with the particular taxing authority; and

•	Agreements previously reached in other jurisdictions on comparable issues.

The largest single contingency item within the current tax payable balance does not exceed $8m (2016: $8m).

7. Tax continued

Deferred tax

	Property, plant and equipment $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Intangible assets $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences[a] $m	Total $m
At 1 January 2016	99	55	87	(67)	(32)	70	70	(196)	86

Income statement	22	(3)	(9)	19	(3)	(7)	—	99	118
Statement of comprehensive income	—	—	—	—	12	—	—	(1)	11
Statement of changes in equity	—	—	—	—	—	—	—	(3)	(3)
Exchange and other adjustments	(1)	—	—	4	(4)	(3)	(11)	6	(9)

At 31 December 2016	120	52	78	(44)	(27)	60	59	(95)	203

Income statement[b]	(22)	(18)	(24)	1	(4)	(4)	(61)	10	(122)
Statement of comprehensive income	—	—	—	—	10	—	(1)	4	13
Statement of changes in equity	—	—	—	—	—	—	—	3	3
Exchange and other adjustments	—	—	—	3	1	2	3	(5)	4

At 31 December 2017	98	34	54	(40)	(20)	58	—	(83)	101

[a]	Primarily relates to provisions, accruals, amortisation and share-based payments.
[b]	Movements largely reflect the impact of significant US tax reform enacted on 22 December 2017.

Deferred gains on investments represent tax which would crystallise upon a sale of a related joint venture, associate or other equity investment. The Group released its deferred tax provision (2016: $59m) in relation to temporary differences associated with post-acquisition undistributed earnings of subsidiaries largely as a result of the impact of the new US transition tax charge. Deferred gains on loan notes represent tax which is expected to fall due for payment in 2025 (2016: 2025). The deferred tax asset recognised in respect of losses of $40m (2016: $44m) is wholly in respect of revenue losses. A deferred tax asset of $2m (2016: $nil) is recognised in a legal entity which suffered a tax loss in the current or preceding period; this asset is recognised based on the profit forecast of the entity in question. Within deferred tax liabilities is $nil (2016: $10m) in respect of uncertain tax positions and offset against deferred tax assets is $5m (2016: $2m) in respect of uncertain tax positions.

The closing balance is further analysed by key territory as follows:

	Property, plant and equipment $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Intangible assets $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences $m	Total $m
UK	(5)	—	—	(17)	(5)	(3)	—	(19)	(49)
US	103	34	54	(15)	(15)	29	—	(60)	130
Other	—	—	—	(8)	—	32	—	(4)	20

	98	34	54	(40)	(20)	58	—	(83)	101

The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so is as follows:

	2017 $m	2016 $m
Analysed as:
Deferred tax assets	(56)	(48)
Deferred tax liabilities	157	251

	101	203

The Group does not recognise deferred tax assets if it cannot anticipate being able to offset them against future profits or gains. The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2017 $m	2016 $m	2017 $m	2016 $m
Revenue losses	452	518	76	94
Capital losses	515	475	99	83
Total losses	967	993	175	177
Other[a]	35	27	9	5

Total	1,002	1,020	184	182

[a]	Primarily relates to provisions, accruals and amortisation.

There is no expiry date to any of the above unrecognised assets other than for the losses as shown in the table below:

	Gross		Unrecognised deferred tax
	2017 $m	2016 $m	2017 $m	2016 $m
Expiry date:
2020	—	3	—	1
2021	21	27	5	7
2022	11	11	3	3
2023	1	3	—	1
2024	20	20	1	1
After 2024	118	125	26	25

No deferred tax liability has been recognised in respect of $0.5bn (2016: $0.9bn) of taxable temporary differences relating to subsidiaries (comprising undistributed earnings and net inherent gains) because the Group is in a position to control the timing of the reversal of these temporary differences and it is probable that such differences will not reverse in the foreseeable future.

Tax risks, policies and governance

LOGO	Information concerning the Group’s tax governance can be found in the Taxation section of the Strategic Report on page 42.

Factors that may affect the future tax charge

Many factors will affect the Group’s future tax rate, the key ones being future legislative developments, future profitability of underlying subsidiaries and tax uncertainties.

There are many potential future changes to worldwide taxation systems as a result of the potential adoption by individual territories of recommendations of the OECD’s Base Erosion and Profit Shifting project, and other similar initiatives being driven by governments and tax authorities. The Group continues to monitor activity in this area.

Significant US tax reform was enacted on 22 December 2017, which notably included a reduction in the US federal tax rate from 35% to 21%, with effect from 1 January 2018 for IHG. Although most of the new provisions only take effect from 2018, some aspects have a direct impact on the Group’s 2017 position and are detailed in note 5. The Group continues to evaluate the impact of the provisions that will take effect during 2018, noting that new regulations and guidance on US state and federal tax are anticipated to be released during the year. At this stage, we are anticipating an overall Group tax rate reduction of mid to high single digit percentage points for 2018 onwards.

Rules restricting UK loss usage and interest deductibility were enacted in 2017. These rules will increase the amount of UK cash tax paid in the near future, although this is not expected to be significant in the context of the Group’s overall cash tax payable. The forthcoming reduction to the UK corporation tax rate (to 17%, effective 1 April 2020) is not expected to have a material effect on the Group.